Earnings per Share (Tables)	12 Months Ended
Apr. 30, 2016
Earnings Per Share [Abstract]
Computation of earnings per common share, basic and diluted
The following table sets forth the computation of net income per common share and net income per common share – assuming dilution under the two-class method.

	Year Ended April 30,
	2016	2015	2014
Net income	$688.7	$344.9	$565.2
Less: Net income allocated to participating securities	3.0	2.2	4.5
Net income allocated to common stockholders	$685.7	$342.7	$560.7
Weighted-average common shares outstanding	118,918,701	103,038,271	103,504,121
Add: Dilutive effect of stock options	41,113	5,283	14,346
Weighted-average common shares outstanding – assuming dilution	118,959,814	103,043,554	103,518,467
Net income per common share	$5.77	$3.33	$5.42
Net income per common share – assuming dilution	$5.76	$3.33	$5.42